Annual Operating Expenses - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - Fidelity Advisor Growth and Income Fund	Jan. 28, 2023
Fidelity Advisor Growth and Income Fund - Class A
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	0.91%
Fidelity Advisor Growth and Income Fund - Class C
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.24%
Total annual operating expenses	1.67%
Fidelity Advisor Growth and Income Fund - Class M
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.22%
Total annual operating expenses	1.15%
Fidelity Advisor Growth and Income Fund - Class I
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	0.66%
Fidelity Advisor Growth and Income Fund - Class Z
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.53%